Note 11 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Balance	$ 887,894	$ 455,130
Acquired goodwill	58,221	465,682
Goodwill disposed during the year		(12,557)
Other items	4,734	44
Foreign exchange	(1,628)	(20,405)
Balance	949,221	887,894
Goodwill			$ 978,804
Accumulated impairment loss			(29,583)
Goodwill (note 11)	887,894	455,130	949,221
Investment Management [Member]
Balance	379,412	13,707
Acquired goodwill		366,350
Goodwill disposed during the year
Other items
Foreign exchange	(261)	(645)
Balance	379,151	379,412
Goodwill			379,151
Accumulated impairment loss
Goodwill (note 11)	379,151	379,412	379,151
Americas [Member]
Balance	207,799	190,578
Acquired goodwill	11,970	18,014
Goodwill disposed during the year
Other items	330	44
Foreign exchange	311	(837)
Balance	220,410	207,799
Goodwill			246,681
Accumulated impairment loss			(26,271)
Goodwill (note 11)	220,410	207,799	220,410
EMEA [Member]
Balance	253,752	201,179
Acquired goodwill	846	79,364
Goodwill disposed during the year		(12,557)
Other items	4,404
Foreign exchange	(1,669)	(14,234)
Balance	257,333	253,752
Goodwill			260,645
Accumulated impairment loss			(3,312)
Goodwill (note 11)	257,333	253,752	257,333
Asia Pacific [Member]
Balance	46,931	49,666
Acquired goodwill	45,405	1,954
Goodwill disposed during the year
Other items
Foreign exchange	(9)	(4,689)
Balance	92,327	46,931
Goodwill			92,327
Accumulated impairment loss
Goodwill (note 11)	$ 92,327	$ 46,931	$ 92,327